Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Lessee Lease Description [Line Items]
Operating lease right-of-use assets	$ 79,049	$ 35,800
Operating lease liabilities	$ 79,186	$ 35,800
Lessee, operating lease, existence of option to extend	false
Lessee, operating lease, existence of option to terminate	false
Operating lease payments	$ 2,105
Deemed equity distribution	3,664
Wilks Development, LLC
Lessee Lease Description [Line Items]
Cash consideration	44,400
Operating lease payments	51,600
Changes in cash consideration received	3,700
Deemed equity distribution	$ 3,700
Maximum
Lessee Lease Description [Line Items]
Operating lease liabilities			$ 40,000
Lessee, operating lease, remaining lease term	10 years